Intangible Assets (Narrative) (Details) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 92,200	$ 112,300